Accrued expenses (Tables)	6 Months Ended
Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of the components of accrued expenses
The following table depicts the components of our accrued expenses as of June 30, 2019 and December 31, 2018:

	As of
In thousands of U.S. dollars	June 30, 2019	December 31, 2018
Accrued expenses to a related party port agent	$331	$398
Accrued expenses to SSM	88	287
Accrued expenses to Scorpio MR Pool Limited	54	—
Accrued expenses to Scorpio LR1 Pool Limited	8	—
Accrued expenses to Scorpio LR2 Pool Limited	3	—
Accrued expenses to SCM	2	—
Accrued expenses to Scorpio Handymax Tanker Pool Limited	1	—
Accrued expenses to related parties	487	685

Suppliers	12,854	9,147
Accrued interest	9,401	9,202
Accrued short-term employee benefits	6,102	2,430
Other accrued expenses	331	1,508
	$29,175	$22,972

The balance in suppliers as of June 30, 2019 and December 31, 2018 also includes amounts due to suppliers for costs that have been capitalized as part of each vessel's drydock, scrubber installation or BWTS installation. The payments of these costs are reflected as investing cash outflows within the unaudited condensed consolidated statement of cash flows. $5.7 million of the aggregate change in accrued expenses from December 31, 2018 to June 30, 2019 relates to increases in amounts due to suppliers for drydock, scrubber installation or BWTS installation.